Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2025
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES
3.	DISPOSAL OF SUBSIDIARIES

In 2025, the Group disposed ten subsidiaries (the “Disposed Subsidiaries”), all of which were engaged in providing products directly to customers on a retail basis under its self-owned brands through online retail platforms, as well as three trademark assignments related to the online retail business operations. On December 30, 2025, the Board of Directors of the Company formally authorized the plan to dispose of the Disposed Subsidiaries and the related registered trademarks to a third party. Following this authorization, the Group executed definitive disposal agreements with the purchaser on December 31, 2025, to transfer 100% of the equity interest in the Disposed Subsidiaries. On December 31, 2025, the Group completed the substantive handover of all operational materials, management authorities, and related assets pertaining to the Disposed Subsidiaries to the purchaser, indicating a transfer of control as well as the significant risks and rewards of ownership as of December 31, 2025. Consequently, the Group ceased to exercise substantive control over the Disposed Subsidiaries and completed the disposal and deconsolidation of such entities on that date.

The sale of the Disposed Subsidiaries did not represent a strategic shift that has or will have a major effect on the Group’s operations or financial results, given its limited financial impact, in accordance with ASC 205-20-45-1A to 45-1C. Accordingly, the disposal was not presented as discontinued operations, and the results thereof were included in continuing operations for all periods presented.

Details of the entities disposed were as follows:

Disposed subsidiaries	Total assets	Total liabilities	Total net assets/(liabilities)
Your Office Supplies Company Limited	$139	$214	$(75)
Amstech Limited	35	145	(110)
Aztech Enterprise Limited	54	160	(106)
Supplies4U Limited	67	72	(5)
Dellon Technology Company Limited	20	34	(14)
Iprint Enterprise Limited	143	184	(41)
REVOL TRADING INC.	63	39	24
Eco Imaging Inc.	30	163	(133)
Intercon International CORP.	79	203	(124)
Proimage B.V.	296	346	(50)
Total	$926	$1,560	$(634)

The total consideration was US$100, which was fully received in cash on January 14, 2026 and the Group recognized a gain on disposal of subsidiaries of $734 for the year ended December 31, 2025.